REVENUE AND OTHER INCOME (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivables for the sale of goods and services. An analysis of the Company’s revenue and other income is as follows:

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Revenue
Continuing operations
Business management and consulting	238	44	164	1,009
Livestreaming ecommerce	60,583	70,850	98,609	71,093
Other	1	-	-	-

Discontinued operations
Sale of goods (Note 25)	-	-	-	381

Total revenue	60,822	70,894	98,773	72,483

Other income
Continuing operations
Interest income	41	665	844	302
Government Grant	720	882	1,250	42
Other	255	-	8	182

Discontinued operations
Other income (Note 25)	-	-	-	808
Total other income	1,016	1,547	2,102	1,334

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the nine months ended September 30, 2025 and 2024 (unaudited), and for the years ended December 31, 2024 and 2023.

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Revenues
Discontinued operations
Sales of tile products	-	-	-	381
Continuing operations
Business management and consulting	238	44	164	1,009
Livestreaming ecommerce	60,584	70,850	98,609	71,093

Total revenues	60,822	70,894	98,773	72,483

Cost of revenues
Discontinued operations
Sales of tile operations	-	-	-	1,068
Continuing operations
Business management and consulting	-	128	189	1,958
Livestreaming ecommerce	60,691	68,338	98,710	62,651

Total cost of revenues	60,691	68,466	98,899	65,677

Other income
Discontinued operations
Sales of tile products	-	-	-	808
Continuing operations
Business management and consulting	6	363	545	12
Livestreaming ecommerce	755	884	1,257	50
Other	255	300	300	464

Total other income	1,016	1,547	2,102	1,334

Operating costs and expenses
Discontinued operations
Sales of tile products	-	-	-	458
Continuing operations	-	-	-	-
Business management and consulting	264	251	303	1,035
Livestreaming ecommerce	1,589	3,895	1,236	8,514
Other	7,437	8,523	11,004	10,564

Total operating costs and expenses	9,290	12,669	12,543	20,571

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	-	-	-	(141)
Continuing operations
Business management and consulting	170	-	-	-
Other	5	-	-

Total bad debt expense (reversal)	175	-	-	(141)

Other expense
Continuing operations
Business management and consulting	-	9	9	-
Livestreaming ecommerce	-	108	-	-
Other	2,897	-	-	170

Total other expense	2,897	117	9	170

(Loss) income from operations
Discontinued operations
Sales of tile products	-	-	-	(196)
Continuing operations
Business management and consulting	(190)	19	208	(1,972)
Livestreaming ecommerce	(941)	(607)	(80)	(22)
Other	(10,084)	(8,223)	(10,704)	(10,270)

Loss from operations	(11,215)	(8,811)	(10,576)	(12,460)

	As of	As of
	September 30,	December 31,
	2025	2024
Segment assets
Discontinued operations
Sale of tile products	-	-
Continuing operations
Business management and consulting	20,205	19,544
Livestreaming ecommerce	4,004	4,514
Others	12,899	13,948
Total assets	37,108	38,006